Fair value of financial instruments - Analysis of movements in Level 3 assets and liabilities (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Reconciliation of changes in fair value measurement, assets [abstract]
Transfers out of Level 3 of fair value hierarchy, assets	£ (4,700)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Transfers out of Level 3 of fair value hierarchy, liabilities	2,300
Reconciliation of changes in fair value measurement, assets (liabilities)
Derivative financial assets	303,602		£ 252,459
Derivative financial instruments	(291,785)		(240,808)
Significant unobservable inputs (Level 3)
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	23,778
Ending balance, financial assets	18,262
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(8,026)
Ending balance, financial liabilities	(5,432)
Reconciliation of changes in fair value measurement, assets (liabilities)
Derivative financial assets	1,976		1,712
Derivative financial instruments	(2,855)		£ (3,065)
Recurring fair value measurement | Significant unobservable inputs (Level 3)
Reconciliation of changes in fair value measurement, assets (liabilities)
Beginning balance, assets (liabilities)	15,752	£ 17,530
Purchases, fair value measurement, assets (liabilities) net	5,497	7,130
Sales, fair value measurement, assets (liabilities) net	(3,405)	(5,803)
Issues, fair value measurement, assets (liabilities) net	(1,278)	(617)
Settlements, fair value measurement, assets (liabilities) net	(3,746)	(1,695)
Total gains or losses recognised in OCI, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	404	539
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	(602)	308
Ending balance, assets (liabilities)	12,830	17,786
Derivative financial assets	1,976	1,989
Derivative financial instruments	(2,855)	(2,861)
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Net derivative financial instruments
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(1,353)	(1,104)
Purchases, fair value measurement, liabilities	(495)	(17)
Sales, fair value measurement, liabilities	64	249
Issues, fair value measurement, liabilities	0	0
Settlements, fair value measurement, liabilities	0	0
Total gains or losses recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	(79)	(34)
Transfers out of Level 3 of fair value hierarchy, liabilities	879	(135)
Ending balance, financial liabilities	(879)	(872)
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Reconciliation of changes in fair value measurement, assets (liabilities)
Total gains and losses in the period recognised in the income statement, assets (liabilities) net	190	354
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income | Net derivative financial instruments
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	104	166
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets (liabilities)
Total gains and losses in the period recognised in the income statement, assets (liabilities) net	18	40
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income | Net derivative financial instruments
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	1	3
Recurring fair value measurement | Investment property | Significant unobservable inputs (Level 3)
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	43	9
Purchases, fair value measurement, assets	0	33
Sales, fair value measurement, assets	0	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	42	42
Recurring fair value measurement | Investment property | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(1)	0
Recurring fair value measurement | Investment property | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio liabilities | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(87)	(395)
Purchases, fair value measurement, liabilities	(62)	(46)
Sales, fair value measurement, liabilities	41	28
Issues, fair value measurement, liabilities	0	0
Settlements, fair value measurement, liabilities	0	0
Total gains or losses recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	(15)	(57)
Transfers out of Level 3 of fair value hierarchy, liabilities	32	9
Ending balance, financial liabilities	(79)	(424)
Trading portfolio liabilities | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial liabilities at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	12	37
Trading portfolio liabilities | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial liabilities at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	0	0
Financial liabilities designated at fair value | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(4,874)	(3,258)
Purchases, fair value measurement, liabilities	0	0
Sales, fair value measurement, liabilities	0	91
Issues, fair value measurement, liabilities	(1,278)	(617)
Settlements, fair value measurement, liabilities	504	31
Total gains or losses recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	(265)	(179)
Transfers out of Level 3 of fair value hierarchy, liabilities	3,348	996
Ending balance, financial liabilities	(2,498)	(2,848)
Financial liabilities designated at fair value | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial liabilities at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	67	88
Financial liabilities designated at fair value | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial liabilities at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	0	0
Trading portfolio assets | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	10,347	10,115
Purchases, fair value measurement, assets	4,116	4,125
Sales, fair value measurement, assets	(2,052)	(3,524)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(2,133)	(1,147)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	586	439
Transfers out of Level 3 of fair value hierarchy, assets	(2,121)	(265)
Ending balance, financial assets	8,778	9,879
Trading portfolio assets | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	35	136
Trading portfolio assets | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Financial assets at fair value through the income statement | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	8,577	8,424
Purchases, fair value measurement, assets	1,472	2,469
Sales, fair value measurement, assets	(1,212)	(1,200)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(1,164)	(573)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	31	63
Transfers out of Level 3 of fair value hierarchy, assets	(2,661)	(285)
Ending balance, financial assets	5,025	8,831
Financial assets at fair value through the income statement | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(35)	(75)
Financial assets at fair value through the income statement | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	17	8
Financial assets at fair value through other comprehensive income | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	3,099	3,739
Purchases, fair value measurement, assets	466	566
Sales, fair value measurement, assets	(246)	(1,447)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(953)	(6)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	146	307
Transfers out of Level 3 of fair value hierarchy, assets	(79)	(12)
Ending balance, financial assets	2,441	3,178
Financial assets at fair value through other comprehensive income | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	8	2
Financial assets at fair value through other comprehensive income | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	£ 0	£ 29